RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 8) (CAD) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy
Level 3 net derivative liability at beginning of period	(164)	(24)
Total gains/(loss)
Included in earnings	(18)	(74)
Included in OCI		11
Settlements	10	8
Level 3 net derivative liability at end of period	(172)	(79)
Amount of transfer of fair value of liabilities between level	0	0
Fair Value of Other Financial Instruments
Equity investments at carrying value	98		103
Preferred shares | Minimum
Fair Value of Other Financial Instruments
Cumulative dividends based on average yield of Government of Canada bonds, maturity period of bonds	10 years
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)	4.30%
Preferred shares | Maximum
Fair Value of Other Financial Instruments
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)	4.40%
Carrying value
Fair Value of Other Financial Instruments
Long-term debt	29,220		25,168
Carrying value | Preferred shares
Fair Value of Other Financial Instruments
Held to maturity preferred share investment	299		287
Total Fair Value
Fair Value of Other Financial Instruments
Long-term debt	33,426		27,469
Total Fair Value | Preferred shares
Fair Value of Other Financial Instruments
Held to maturity preferred share investment	580		580